Income Taxes (Tables)	12 Months Ended
Feb. 28, 2021
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Tax Benefit
For financial reporting purposes, the components of income (loss) before income tax benefit were as follows:

	Successor	Predecessor
($ in thousands)	February 4, 2021 through February 28, 2021	March 1, 2020 through February 3, 2021	Fiscal Year Ended February 29, 2020	Fiscal Year Ended February 28, 2019

Domestic	$5,284	$(62,012)	$(110,937)	$(40,627)
Foreign	6,961	7,401	2,296	2,264

Income (loss) before income tax benefit	$12,245	$(54,611)	$(108,641)	$(38,363)

Schedule of Income Tax benefit
The income tax benefit consisted of the following:

	Successor	Predecessor
($ in thousands)	February 4, 2021 through February 28, 2021	March 1, 2020 through February 3, 2021	Fiscal Year Ended February 29, 2020	Fiscal Year Ended February 28, 2019
Current:
Federal	$(376)	$(273)	$(125)	$7,631
State	(62)	(170)	31	(34)
Foreign	(578)	(1,214)	(1,265)	(1,860)
Total current	(1,016)	(1,657)	(1,359)	5,737

Deferred:
Federal	1,382	(1,258)	6,850	505
State	303	10,117	1,666	1,728
Foreign	(57)	(521)	114	275
Total deferred	1,628	8,338	8,630	2,508
Total income tax benefit	$612	$6,681	$7,271	$8,245

Schedule of Income Tax Provision Differs from US Federal Income Tax
The Company’s income tax provision differs from the amounts computed by applying the US federal income tax rate of 21% to pretax income (loss) as a result of the following:

	Successor	Predecessor
($ in thousands)	February 4, 2021 through February 28, 2021	March 1,2020 through February 3, 2021	Fiscal Year Ended February 29, 2020	Fiscal Year Ended February 28, 2019
U.S. federal tax (expense) benefit at statutory rate	$(2,572)	$11,461	$22,815	$8,056
State tax, net of federal benefit	835	14,915	1,713	1,637
Foreign rate differential	(346)	(216)	(670)	(1,110)
Effect of foreign operations	(139)	(481)	—	—
Tax credit carryforwards	16	119	91	73
Acquisition related adjustment	—	—	(8)	(1)
Earnings taxes at affiliate	(783)	(9,494)	(15,961)	(6,914)
Global intangible low-taxes income inclusion	(126)	(1,708)	(197)	(563)
Nonqualified stock options	270	—	—	—
Change in fair value of contingent consideration	6,526	—	—	—
Change in fair value of warrant liability	4,869	—	—	—
Net impact of foreign operations (net of noncontrolling interest) on partnership outside basis)	1,381	—	—	—
Compensation deducted for book in post-acquisition period and deducted for tax in pre-acquisition period	(6,091)	—	—	—
Uncertain tax positions	(5)	(387)	23	8,017
Other	200	(39)	1,074	(104)
Change in valuation allowance	(3,423)	(7,489)	(1,609)	(846)
Total income tax benefit	$612	$6,681	$7,271	$8,245

Temporary Differences of Deferred Tax Assets and Liabilities
The types of temporary differences that give rise to significant portions of the Company’s deferred tax assets and liabilities are set forth below:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Deferred tax assets:
Net operating loss carryforwards	$80,171	$78,738
Tax credits	1,803	1,575
Property and equipment	324	796
Disallowed interest carryforward	18,398	—
Other deferred tax asset	3,772	4,010
Accruals and reserves	2,039	1,416
Deferred revenue	150	2,018
Total deferred tax assets	106,657	88,553

Deferred tax liabilities:
Intangibles	50,528	100,020
Investment in partnership	419,577	—
Other deferred tax liability	5,322	754
Total deferred tax liabilities	475,427	100,774
Valuation allowance	(27,030)	(22,855)
Net deferred tax liabilities	$(395,800)	$(35,076)

Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefit
A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Beginning of period	$1,535	$1,570
Gross increases:
Prior year tax positions	1,223	—
Gross decreases:
Prior year tax positions	(70)	(12)
Prior year tax positions due to statute lapse	—	(23)

End of period	$2,688	$1,535